Accounts Receivable	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of March 31, 2019 and 2018:

	As of March 31,
	2019	2018
Accounts receivable, gross	$32,011,536	$32,564,827
Less: allowance for doubtful accounts	-	-
Accounts receivable	$32,011,536	$32,564,827

The Company recorded no allowance for doubtful accounts as of March 31, 2019 and 2018. The Company gives its customers credit period of 180 days and continually assesses the recoverability of uncollected accounts receivable. As of March 31, 2019 and 2018, the balances of the Company's accounts receivable are all due within 1 year. The Company believes the balances of its accounts receivable are fully recoverable as of March 31, 2019 and 2018.